UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-9018

                        AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
              (Address of principal executive offices)-(Zip code)

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004


ITEM 1. REPORT TO STOCKHOLDERS.

                          [LOGO OF AMERICAN AADVANTAGE
                                 MILEAGE FUNDS]
                               AMERICAN AADVANTAGE
                                  MILEAGE FUNDS(R)

-----------------------------------[LOGO]---------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 2004

                                                             MONEY MARKET FUNDS

                                                              MONEY MARKET FUND
                                              U.S. GOVERNMENT MONEY MARKET FUND
                                                    MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------

President's Message ........................................................  1

Financial Highlights

   Money Market Mileage Fund ..............................................  20

   U.S. Government Money Market Mileage Fund ..............................  22

   Municipal Money Market Mileage Fund ....................................  24

Schedule of Investments

   Money Market Portfolio .................................................  27

   U.S. Government Money Market Portfolio  ................................  29

   Municipal Money Market Portfolio .......................................  30

Additional Information .....................................  Inside Back Cover

--------------------------------------------------------------------------------
Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
--------------------------------------------------------------------------------

American AAdvantage Mileage Funds                              December 31, 2004

                                                     [PHOTO OF WILLIAM F. QUINN]
FELLOW SHAREHOLDERS:

Enclosed please find the Annual Report for the American AAdvantage Mileage Funds for the twelve months ended December 31, 2004. During this time, the American AAdvantage Mileage Funds performed well versus their peers.

The year began with the lowest Fed Funds rate in 45 years at 1.0%. The U.S. economy in 2004 can best be characterized as experiencing modest inflation with a benign outlook. As a result, the Federal Reserve Board felt comfortable increasing the short-term interest rate by 125 basis points to 2.25%. Even at this level, the "real" interest rate is below historical levels.

The American AAdvantage Mileage Funds produced strong relative returns for the period. The Money Market Mileage Fund-Mileage Class returned 0.93% for the twelve months, outperforming the Lipper Money Market Average return of 0.60%. The U.S. Government Money Market Mileage Fund-Mileage Class outpaced the
Lipper U.S. Government Money Market Average with a return of 0.76% versus 0.63% for the Average. Additionally, the Municipal Money Market Mileage
Fund-Mileage Class posted a gain of 0.67%, out-performing the Lipper
Tax-Exempt Money Market Average return of 0.56%.

Looking forward, record trade deficits caused by a combination of the lower value of the dollar and higher crude prices will have to be watched closely. Although we expect continued increases in the Fed Funds rate, continued unfettered trade deficit increases could cause the Fed to tighten more aggressively. Thus, we will continue to actively manage the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-388-3344. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Mileage Funds.

                                              Sincerely,

                                              /s/ William F. Quinn
                                              William F. Quinn
                                              President
                                              American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with an improving economic environment. However, while growth indicators were robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell-off in the fixed income market in anticipation that the Federal Open Market Committee (FOMC) would soon begin to raise the overnight Fed Funds rate. The first rate hike of 25 basis points occurred at the June 30th FOMC meeting, bringing the overnight Fed Funds target to 1.25%. The FOMC continued its tightening policy of 25 basis points at each of the remaining Fed meetings, bringing the Fed Funds target to 2.25% by the end of 2004.

Toward the end of the year, the U.S. economy gathered momentum, buoyed by a decisive result of the November Presidential election. Monthly non-farm pay-roll growth averaged over 200K, crude prices fell from their record highs, broad equity indexes rallied, and most retailers reported a strong holiday shopping season. Going forward, as long as productivity keeps pace with wage growth in a gradually tightening labor market, it appears the Fed has no incentive of abandoning its "measured" (25 basis point rate increases) policy adjustment stance absent a sharp rise in commodity prices or a sharp fall in the U.S. dollar.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM)
================================================================================

     As evidence mounted that money market interest rates would head higher in the second half of the year, the weighted-average maturity of the American AAdvantage Money Market Mileage Fund was allowed to roll down from above 50 days to about 30 days. This strategy enabled the Fund to take advantage of higher overnight rates. The rolldown became even more beneficial when the Fed raised the overnight rate 25 basis points to 1.25% from 1.00% at the June FOMC meeting. A shorter average maturity was maintained as the market began to anticipate further interest rate increases by the Fed. A large position in variable rate securities will likely be maintained in conjunction with a concentration in overnight investments as the weighted-average maturity of the Fund will likely remain in the 30 to 40 day range until evidence emerges that the Fed has completed its current tightening cycle.

     For the twelve months ended December 31, 2004, the total return of the American AAdvantage Money Market Mileage Fund - Mileage Class was 0.93%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.60% by 33 basis points.

         [CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004]
               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                       1 YEAR      3 YEARS*      5 YEARS*      10 YEARS*
                                                       ------      --------      --------      --------
American Aadvantage Money Market Mileage Fund          0.93%         0.98%        2.53%         3.84%
Lipper Money Market Instrument Average                 0.60%         0.70%        2.22%         3.63%

*Annualized

                                   [END CHART]

                                             ANNUALIZED TOTAL RETURNS
                                   --------------------------------------------
                                                  AS OF 12/31/04
                                   --------------------------------------------
                                   1 YEAR              5 YEARS         10 YEARS
                                   ------              -------         --------
Mileage Class (1,2)                 0.93%               2.53%            3.84%
Platinum Class (1,3)                0.32%               2.01%            3.39%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995.
   Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              MILEAGE CLASS      PLATINUM CLASS
                                              -------------      --------------
7-day Current Yield*                              1.80%               1.06%
7-day Effective Yield*                            1.82%               1.07%
30-day Yield*                                     1.69%               1.00%
Weighted Average Maturity                       35 Days             35 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM) - CONTINUED
================================================================================

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                         % OF
                                                      NET ASSETS*
                                                      ----------
Goldman Sachs Group                                      5.5%
Bank of Scotland Treasury Services plc                   5.4%
Toyota Motor Credit Corporation                          4.8%
SouthTrust Bank                                          4.7%
National City Bank                                       4.6%
ABN AMRO Bank                                            4.6%
Wells Fargo and Company                                  4.5%
Royal Bank of Canada                                     3.7%
Societe Generale                                         3.7%
Fifth Third Bank                                         3.6%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                         % OF
                                                      NET ASSETS*
                                                      ----------
Bank CDs, TDs, and Notes                                 45.5%
Corporate Notes                                          41.8%
Repurchase Agreements                                     9.7%
Funding Agreements                                        2.8%
Net Other Assets                                          0.2%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the 4 number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM) - CONTINUED
================================================================================

                            BEGINNING          ENDING
                             ACCOUNT           ACCOUNT           EXPENSES PAID
                              VALUE             VALUE            DURING PERIOD*
                              7/1/04          12/31/04          7/1/04-12/31/04
                            ---------         --------          ---------------
MILEAGE CLASS
Actual                       $1,000.00        $1,006.26              $2.57
Hypothetical (5% return
  before expenses)           $1,000.00        $1,022.57              $2.59
PLATINUM CLASS
Actual                       $1,000.00        $1,002.90              $5.91
Hypothetical (5% return
  before expenses)           $1,000.00        $1,019.23              $5.96

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.26% and 0.59% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM)
================================================================================

     At the beginning of the year, the investment manager to the American AAdvantage U.S. Government Money Market Mileage Fund maintained the Fund's weighted-average maturity between 50 and 60 days. This strategy was accomplished primarily by purchasing fixed rate agencies with maturities of six to nine months. In April, the fixed income market began to sell off sharply after the release of the strong March employment data and in anticipation of a Fed rate hike. In response, the weighted-average maturity of the Fund was shortened by investing the proceeds of maturing securities in overnight repurchase agreements or short dated agencies. This strategy proved to be a good move as the FOMC implemented its first rate hike of 25 basis points at the June 30th meeting. This increase took the overnight Fed Funds target to 1.25%. As the FOMC continued its monetary tightening policy of 25 basis points at each of the remaining Fed meetings, the Fund continued to buy variable rate and short dated fixed rate agencies. The year ended with the Fed Funds target at 2.25%, 125 basis points higher than at the start of 2004. In response to monetary policy, the weighted-average maturity of the Fund was shortened to around 15 days by year-end.

     For the twelve months ended December 31, 2004, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund - Mileage Class was 0.76% as compared to the Lipper U.S. Government Money Market Average return of 0.63%.

         [CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004]
               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                     1 YEAR       3 YEARS*      5 YEARS*      10 YEARS*
                                                                     ------       -------       --------      ---------
American AAdvantage U.S. Government Money Market Mileage Fund        0.76%         0.76%          2.37%         3.67%
Lipper U.S. Government Money Market Average                          0.63%         0.73%          2.27%         3.62%

                                   [END CHART]
*Annualized

                                             ANNUALIZED TOTAL RETURNS
                                   --------------------------------------------
                                                  AS OF 12/31/04
                                   --------------------------------------------
                                   1 YEAR              5 YEARS         10 YEARS
                                   ------              -------         --------
Mileage Class (1,2)                 0.76%               2.37%            3.67%
Platinum Class (1,3)                0.29%               1.93%            3.45%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2004 are for the Fund. Because the Companion
   Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004


                                              MILEAGE CLASS      PLATINUM CLASS
                                              -------------      --------------
7-day Current Yield*                              1.31%               1.08%
7-day Effective Yield*                            1.32%               1.08%
30-day Yield*                                     1.42%               1.00%
Weighted Average Maturity                       15 Days             15 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM) - CONTINUED
================================================================================

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                         % OF
                                                      NET ASSETS*
                                                      ----------
Government Securities                                    53.5%
Repurchase Agreements                                    52.4%
Net Other Liabilities                                    -5.9%

*Percent of net assets portion of AMR Investment Services U.S. Government Money
 Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                            BEGINNING          ENDING
                             ACCOUNT           ACCOUNT           EXPENSES PAID
                              VALUE             VALUE            DURING PERIOD*
                              7/1/04          12/31/04           7/1/04-12/31/04
                            ---------         --------           ---------------
MILEAGE CLASS
Actual                       $1,000.00        $1,005.37              $3.27
Hypothetical (5% return
  before expenses)           $1,000.00        $1,021.88              $3.30
PLATINUM CLASS
Actual                       $1,000.00        $1,002.60              $6.04
Hypothetical (5% return
  before expenses)           $1,000.00        $1,019.10              $6.06

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.33% and 0.60% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND(SM)
================================================================================

     The investment manager to the American AAdvantage Municipal Money Market Mileage Fund targeted a neutral weighted-average maturity in the first half of the year, focusing on variable rate demand notes (VRDNs) backed by either bond insurance or a bank letter of credit. As it became apparent the Fed would raise interest rates 25 basis points at the June FOMC meeting, the Fund maintained a high concentration in VRDNs and the investment manager allowed the average maturity to roll down. The investment manager will continue to focus purchases on the VRDN market and buy selective fixed rate instruments when opportunites surface in this rising interest rate environment.

For the twelve months ended December 31, 2004, the total return of the American AAdvantage Municipal Money Market Mileage Fund - Mileage Class was 0.67%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 0.56% by 11 basis points.

         [CHART OF MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004]
               MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                           1 YEAR       3 YEARS*     5 YEARS*      10 YEARS*
                                                           ------       --------     --------      ---------
American Aadvantage Municipal Money Market Mileage Fund    0.67%          0.67%        1.56%          2.34%
Lipper Tax-Exempt Money Market Average                     0.56%          0.63%        1.52%          2.30%

                                   [END CHART]

*Annualized

                                             ANNUALIZED TOTAL RETURNS
                                   --------------------------------------------
                                                  AS OF 12/31/04
                                   --------------------------------------------
                                   1 YEAR              5 YEARS         10 YEARS
                                   ------              -------         --------
Mileage Class (1,2)                 0.67%               1.56%            2.34%
Platinum Class (1,3)                0.19%               1.07%            2.08%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in
   this report. The Companion Fund    has been managed by AMR Investments since
   its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              MILEAGE CLASS      PLATINUM CLASS
                                              -------------      --------------
7-day Current Yield*                              1.29%               0.77%
7-day Effective Yield*                            1.29%               0.77%
30-day Yield*                                     1.10%               0.53%
Weighted Average Maturity                        5 Days              5 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                         % OF
                                                      NET ASSETS*
                                                      ----------
Moffat County, Colorado Pollution Control                9.4%
Michigan State Housing Development
   Authority                                             5.2%
Alachua County, Florida Housing
   Financial Authority                                   5.2%
Village of Richton Park, Illinois-Industrial
   Development Revenue Bonds                             5.1%
Gulf Coast Waste Disposal Authority (Texas)              4.8%
Industrial Development Authority of the
   City of Mesa, Arizona                                 4.8%
Ohio Water Development Authority                         4.8%
Montgomery County, Maryland Variable Rate
   Housing Revenue Bonds                                 4.8%
Calcasieu Parish Public Trust Authority                  4.5%
Brazos Harbor Industrial Development
   Corporation                                           4.3%

*Percent of net assets portion of AMR Investment Services Municipal Money
 Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND(SM) - CONTINUED
================================================================================

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                         % OF
                                                      NET ASSETS*
                                                      ----------
Municipal Obligations                                    92.3%
Other Investments                                        7.5%
Net Other Assets                                         0.2%

*Percent of net assets portion of AMR Investment Services Municipal Money Market
 Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                            BEGINNING          ENDING
                             ACCOUNT           ACCOUNT           EXPENSES PAID
                              VALUE             VALUE            DURING PERIOD*
                              7/1/04          12/31/04          7/1/04-12/31/04
                            ---------         --------          ---------------
MILEAGE CLASS
Actual                       $1,000.00        $1,004.45              $3.07
Hypothetical (5% return
  before expenses)           $1,000.00        $1,022.07              $3.10
PLATINUM CLASS
Actual                       $1,000.00        $1,001.65              $5.86
Hypothetical (5% return
  before expenses)           $1,000.00        $1,019.28              $5.91

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.31% and 0.59% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
American AAdvantage Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and the American AAdvantage Municipal Money Market Mileage Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds), as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                              U.S. GOVERNMENT        MUNICIPAL
                                                                            MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                            ============      ================      =============
                                                                             (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value ..................................     $    443,354         $    15,351         $    30,118
   Receivable from Manager for expense reimbursement (Note 2) .........                -                   1                   -
   Prepaid expenses ...................................................               14                  12                  13
   Other assets .......................................................                -                   2                   2
                                                                            ------------         -----------         -----------
      TOTAL ASSETS ....................................................          443,368              15,366              30,133
                                                                            ------------         -----------         -----------
LIABILITIES:
   Payable for fund shares redeemed ...................................               10                   -                   1
   Distribution fees payable (Note 2) .................................               93                   3                   6
   Dividends payable ..................................................                3                   -                   -
   Administrative services fees payable (Note 2) ......................              255                   3                   6
   Other liabilities ..................................................               71                  12                  13
                                                                            ------------         -----------         -----------
      TOTAL LIABILITIES ...............................................              432                  18                  26
                                                                            ------------         -----------         -----------
NET ASSETS ............................................................     $    442,936         $    15,348         $    30,107
                                                                            ============         ===========         ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ....................................................          442,936              15,348              30,107
                                                                            ------------         -----------         -----------
NET ASSETS ............................................................     $    442,936         $    15,348         $    30,107
                                                                            ============         ===========         ===========
Shares outstanding (no par value):
   Mileage Class: .....................................................       45,475,264          10,978,646          25,160,883
                                                                            ============         ===========         ===========
   Platinum Class: ....................................................      397,460,658           4,368,965           4,946,441
                                                                            ============         ===========         ===========
Net asset value, offering and redemption price per share:
   Mileage Class: .....................................................     $       1.00         $      1.00         $      1.00
                                                                            ============         ===========         ===========
   Platinum Class: ....................................................     $       1.00         $      1.00         $      1.00
                                                                            ============         ===========         ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                              U.S. GOVERNMENT        MUNICIPAL
                                                                            MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                            ============      ================      =============
                                                                                               (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income ....................................................        $6,660                $257                $424
   Portfolio expenses .................................................          (522)                (21)                (38)
                                                                               ------                ----                ----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO...................         6,138                 236                 386
                                                                               ------                ----                ----
FUND EXPENSES:
   Administrative service fees (Note 2) ...............................           467                  18                  34
   Administrative service fees - Platinum Class (Note 2) ..............         2,722                  40                  44
   Transfer agent fees - Mileage Class ................................             -                   1                   9
   Transfer agent fees - Platinum Class ...............................            72                   1                   2
   Professional fees  .................................................            42                   2                   3
   Registration fees and expenses .....................................            43                  25                  24
   Distribution fees - Mileage Class (Note 2) .........................           120                  31                  68
   Distribution fees - Platinum Class (Note 2) ........................         1,047                  15                  17
   Other expenses .....................................................           158                   7                  10
                                                                               ------                ----                ----
      TOTAL FUND EXPENSES .............................................         4,671                 140                 211
                                                                               ------                ----                ----
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2) ..........................           240                  12                  12
                                                                               ------                ----                ----
      NET FUND EXPENSES ...............................................         4,431                 128                 199
                                                                               ------                ----                ----
NET INVESTMENT INCOME .................................................         1,707                 108                 187
                                                                               ------                ----                ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments ...................................            17                   1                   -
                                                                               ------                ----                ----
      NET GAIN ON INVESTMENTS .........................................            17                   1                   -
                                                                               ------                ----                ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  .................        $1,724                $109                $187
                                                                               ======                ====                ====

                             See accompanying notes
--------------------------------------------------------------------------------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                      MONEY MARKET
                                                                             ==============================
                                                                                 YEAR ENDED DECEMBER 31,
                                                                             ==============================
                                                                                2004                 2003
                                                                             ---------            ---------
                                                                                      (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ..............................................      $   1,707            $   1,021
   Net realized gain on investments ...................................             17                    6
                                                                             ---------            ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       1,724                1,027
                                                                             ---------            ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income - Mileage Class ..............................           (439)                (419)
   Net investment income - Platinum Class .............................         (1,268)                (601)
   Net realized gain on investments - Mileage Class ...................             (2)                  (1)
   Net realized gain on investments - Platinum Class ..................            (15)                  (5)
                                                                             ---------            ---------
      DISTRIBUTIONS TO SHAREHOLDERS: ..................................         (1,724)              (1,026)
                                                                             ---------            ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ......................................        183,761              160,060
   Reinvestment of dividends and distributions ........................          1,707                1,018
   Cost of shares redeemed ............................................       (223,109)            (298,628)
                                                                             ---------            ---------
      NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ...........................................        (37,641)            (137,550)
                                                                             ---------            ---------
NET INCREASE (DECREASE) IN NET ASSETS .................................        (37,641)            (137,549)
NET ASSETS:
   Beginning of period ................................................        480,577              618,126
                                                                             ---------            ---------
   END OF PERIOD ......................................................      $ 442,936            $ 480,577
                                                                             =========            =========

                             See accompanying notes
--------------------------------------------------------------------------------

                                                                    =============================================================
                                                                    U.S. GOVERNMENT MONEY MARKET         MUNICIPAL MONEY MARKET
                                                                    ============================     ============================
                                                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                    ============================     ============================
                                                                       2004               2003          2004               2003
                                                                    ---------          ---------     ---------          ---------
                                                                                            (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ........................................    $    108           $     72     $    187           $    154
   Net realized gain on investments .............................           1                  1            -                  -
                                                                     --------           --------     --------           --------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                109                 73          187                154
                                                                     --------           --------     --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income - Mileage Class ........................         (91)               (66)        (175)              (148)
   Net investment income - Platinum Class .......................         (17)                (6)         (12)                (6)
   Net realized gain on investments - Mileage Class .............          (1)                (1)           -                  -
   Net realized gain on investments - Platinum Class ............           -                  -            -                  -
                                                                     --------           --------     --------           --------
      DISTRIBUTIONS TO SHAREHOLDERS: ............................        (109)               (73)        (187)              (154)
                                                                     --------           --------     --------           --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ................................      18,681             12,999       39,935             60,607
   Reinvestment of dividends and distributions ..................         108                 71          187                153
   Cost of shares redeemed ......................................     (20,248)           (23,304)     (43,445)           (59,758)
                                                                     --------           --------     --------           --------
      NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS .....................................      (1,459)           (10,234)      (3,323)             1,002
                                                                     --------           --------     --------           --------
NET INCREASE (DECREASE) IN NET ASSETS ...........................      (1,459)           (10,234)      (3,323)             1,002
NET ASSETS:
   Beginning of period ..........................................      16,807             27,041       33,430             32,428
                                                                     --------           --------     --------           --------
   END OF PERIOD ................................................    $ 15,348           $ 16,807      $30,107           $ 33,430
                                                                     ========           ========     ========           ========

                              See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended December 31, 2004
================================================================================

1.   Organization and Significant Accounting Policies

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:    -->   INVESTS ASSETS IN   -->    AMR INVESTMENT SERVICES TRUST:
-------------------                                      -----------------------------
Money Market Mileage Fund                                Money Market Portfolio
U.S. Government Money Market Mileage Fund                U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                      Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (8.20%, 6.15% and 85.33% at December 31, 2004 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

   Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

   Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt
- interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

   Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

   Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

   Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

   Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES
   Management Agreement

     The Manager and the Trust entered into a Management Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

   Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.65% of the average daily net assets of the Platinum Class of each Fund.

   Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

   Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the Platinum Class of the Municipal Money Market and U.S. Government Money Market Mileage Funds for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 1.20%. In addition, the Manager agreed to voluntarily reimburse additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. During the year ended December 31, 2004, the Manager waived or reimbursed expenses as follows:

FUND                                                               AMOUNT
----                                                               ------
Money Market Mileage Fund
   Platinum Class ..............................................  $239,870
U.S. Government Money Market Mileage Fund
   Platinum Class ..............................................    11,563
Municipal Money Market Mileage Fund
   Platinum Class ..............................................    11,600

   Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                        U.S. GOVERNMENT       MUNICIPAL
YEAR                   MONEY MARKET       MONEY MARKET       MONEY MARKET
----                   ------------     ----------------     ------------
2006 ................    $200,654           $ 7,709             $ 9,134
2007 ................     239,870            11,563              11,600

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.   SUBSEQUENT EVENT

     Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Mileage Funds will be known as the American Beacon Mileage Funds. The name change becomes effective March 1, 2005.

4.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2004
----------------------------

<CAPTIOIN>
                                                                      U.S. GOVERNMENT                       MUNICIPAL
                                     MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                     MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ==============================     ==============================     ==============================
                            MILEAGE CLASS   PLATINUM CLASS     MILEAGE CLASS   PLATINUM CLASS     MILEAGE CLASS   PLATINUM CLASS
                            -------------   --------------     -------------   --------------     -------------   --------------
Shares sold .............      29,988           153,773            5,995           12,686             28,323           11,612
Reinvestment of
  dividends .............         424             1,283               91               17                175               12
Shares redeemed .........     (33,989)         (189,120)          (7,233)         (13,015)           (28,870)         (14,575)
                              -------          --------           ------          -------            -------          -------
Net decrease in
  capital shares
  outstanding ...........      (3,577)          (34,064)          (1,147)            (312)              (372)          (2,951)
                              =======          ========           ======          =======            =======          =======

Year Ended December 31, 2003
----------------------------

                                                                      U.S. GOVERNMENT                       MUNICIPAL
                                     MONEY MARKET                       MONEY MARKET                       MONEY MARKET
                                     MILEAGE FUND                       MILEAGE FUND                       MILEAGE FUND
                            ==============================     ==============================     ==============================
                            MILEAGE CLASS   PLATINUM CLASS     MILEAGE CLASS   PLATINUM CLASS     MILEAGE CLASS   PLATINUM CLASS
                            -------------   --------------     -------------   --------------     -------------   --------------
Shares sold .............      31,560           128,500            3,594            9,405             45,496           15,111
Reinvestment of
  dividends .............         416               602               65                6                147                6
Shares redeemed .........     (46,807)         (251,821)         (11,170)         (12,134)           (45,023)         (14,735)
                              -------          --------          -------          -------            -------          -------
Net increase (decrease)
  in capital shares
  outstanding ...........     (14,831)         (122,719)          (7,511)          (2,723)               620              382
                              =======          ========           ======          =======            =======          =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                       MILEAGE CLASS
                                                       =========================================================================
                                                                                  YEAR ENDED DECEMBER 31,
                                                       =========================================================================
                                                         2004            2003            2002            2001            2000
                                                       ---------       ---------       ---------       ---------       --------
Net asset value, beginning of period ...............    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                        -------         -------         -------         -------         -------
   Income from investment operation:
      Net investment income(A) ....................       0.01            0.01            0.01            0.04            0.06
      Dividends from net investment income .........      (0.01)          (0.01)          (0.01)          (0.04)          (0.06)
                                                        -------         -------         -------         -------         -------
Net asset value, end of period .....................    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                        =======         =======         =======         =======         =======
Total retur ........................................       0.93%           0.73%           1.29%           3.76%           6.07%
                                                        =======         =======         =======         =======         =======
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....    $45,475         $49,053         $63,884         $86,910         $97,698
      Ratios to average net assets (annualized)(A):
         Expenses ..................................       0.51%           0.51%           0.63%           0.63%           0.61%
         Net investment incom ......................       0.91%           0.74%           1.29%           3.74%           5.87%
         Decrease reflected in above ratio due to
            absorption of expenses by the Manager ...          -                -               -               -             -

--------------
A The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

B   Amount is less than $0.01 per share.

                              See accompanying notes
--------------------------------------------------------------------------------

                                                       =========================================================================
                                                                                     PLATINUM CLASS
                                                       =========================================================================
                                                                                 YEAR ENDED DECEMBER 31,
                                                       =========================================================================
                                                         2004            2003            2002            2001            2000
                                                       ---------       ---------       ---------       ---------       --------
Net asset value, beginning of period ...............    $   1.00        $   1.00         $   1.00       $   1.00        $   1.00
                                                        --------        --------         --------       --------        --------
   Income from investment operation:
      Net investment income(A) ....................           -(B)            -(B)          0.01           0.03            0.05
      Dividends from net investment income .........           -(B)            -(B)         (0.01)         (0.03)          (0.05)
                                                        --------        --------         --------       --------        --------
Net asset value, end of period .....................    $   1.00        $   1.00         $   1.00       $   1.00         $  1.00
                                                        ========        ========         ========       ========        ========
Total retur ........................................        0.32%           0.12%            0.81%          3.32%           5.57%
                                                        ========        ========         ========       ========        ========
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....    $397,461        $431,524         $554,242       $678,026        $643,693
      Ratios to average net assets (annualized)(A):

         Expenses ..................................        1.12%           1.12%            1.10%          1.06%           1.08%
         Net investment income .....................        0.30%           0.13%            0.82%          3.26%           5.46%
         Decrease reflected in above ratio due to
            absorption of expenses by the Manager ...       0.06%            0.04%               -             -               -

                              See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                        MILEAGE FUND
                                                       =========================================================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                       =========================================================================
                                                         2004            2003            2002            2001            2000
                                                       ---------       ---------       ---------       ---------       --------
Net asset value, beginning of period ...............    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                        -------         -------         -------         -------         -------
   Income from investment operation:
      Net investment income(A) ....................       0.01            0.01            0.01            0.04            0.06
      Dividends from net investment income .........      (0.01)          (0.01)          (0.01)          (0.04)          (0.06)
                                                        -------         -------         -------         -------         -------
Net asset value, end of period .....................    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                        =======         =======         =======         =======         =======
Total retur ........................................       0.76%           0.47%           1.06%           3.72%           5.93%
                                                        =======         =======         =======         =======         =======
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....    $10,979         $12,126         $19,636         $17,798         $18,400
      Ratios to average net assets (annualized)(A):

         Expenses ..................................       0.65%           0.77%           0.79%           0.62%           0.62%
         Net investment income .....................       0.75%           0.46%           1.06%           3.66%           5.72%
         Decrease reflected in above ratio due to
            absorption of expenses by the Manager ...           -               -          0.01%           0.08%           0.26%

---------------
A The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.
B   Amount is less than $0.01 per share.

                              See accompanying notes
--------------------------------------------------------------------------------

                                                       =========================================================================
                                                                                     PLATINUM CLASS
                                                       =========================================================================
                                                                                 YEAR ENDED DECEMBER 31,
                                                       =========================================================================
                                                         2004            2003            2002            2001            2000
                                                       ---------       ---------       ---------       ---------       --------

Net asset value, beginning of period ...............     $ 1.00          $ 1.00          $ 1.00         $  1.00         $  1.00
                                                         ------          ------          ------         -------         -------
   Income from investment operation:
      Net investment income(A) ....................          -(B)            -(B)         0.01            0.03            0.05
      Dividends from net investment income .........          -(B)            -(B)        (0.01)          (0.03)          (0.05)
                                                         ------          ------          ------         -------         -------
Net asset value, end of period ......................    $ 1.00          $ 1.00          $ 1.00         $  1.00         $  1.00
                                                         ======          ======          ======         =======         =======
Total return .......................................       0.29%           0.09%           0.69%           3.22%           5.47%
                                                         ======          ======          ======         =======         =======
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....     $4,369          $4,681          $7,405         $16,903         $12,350
      Ratios to average net assets (annualized)(A):

         Expenses ..................................       1.12%           1.14%           1.15%           1.10%           1.10%
         Net investment income .....................       0.26%           0.09%           0.74%           3.11%           5.55%
         Decrease reflected in above ratio due to
            absorption of expenses by the Manager ...      0.18%           0.17%           0.06%           0.08%           0.14%

                              See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                   MILEAGE CLASS
                                                        =========================================================================
                                                                             YEAR ENDED DECEMBER 31,
                                                        =========================================================================
                                                          2004            2003            2002            2001           2000
                                                        ---------       ---------       ---------       ---------      --------
Net asset value, beginning of period ...............     $  1.00         $  1.00         $  1.00        $  1.00         $  1.00
                                                         -------         -------         -------        -------         -------
   Income from investment operation:
      Net investment income(A)                               0.01            0.01            0.01           0.02            0.04
      Dividends from net investment income .........       (0.01)          (0.01)          (0.01)         (0.02)          (0.04)
                                                         -------         -------         -------        -------         -------
Net asset value, end of period ......................    $  1.00         $  1.00         $  1.00        $  1.00         $  1.00
                                                         =======         =======         =======        =======         =======
Total return .......................................        0.67%           0.57%           0.77%          2.17%           3.63%
                                                         =======         =======         =======        =======         =======
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....     $25,161         $25,532         $24,911        $25,792         $28,971
      Ratios to average net assets (annualized)(A):
         Expenses ..................................        0.61%           0.59%           0.74%          0.65%           0.61%
         Net investment income .....................        0.65%           0.57%           0.77%          2.15%           3.58%
         Decrease reflected in above ratio due to
            absorption of expenses by the Manager ..           -               -            0.05%          0.13%           0.01%

---------------
A   The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

B   Amount is less than $0.01 per share.

                              See accompanying notes
--------------------------------------------------------------------------------

                                                       =========================================================================
                                                                                 PLATINUM CLASS
                                                       =========================================================================
                                                                            YEAR ENDED DECEMBER 31,
                                                       =========================================================================
                                                         2004            2003            2002            2001            2000
                                                       ---------       ---------       ---------       ---------       --------
Net asset value, beginning of period ...............     $ 1.00          $ 1.00          $ 1.00         $ 1.00          $ 1.00
                                                         ------          ------          ------         ------          ------
   Income from investment operation:
      Net investment income(A) ....................           -(B)            -(B)            -(B)        0.02            0.03
      Dividends from net investment income .........          -(B)            -(B)            -(B)       (0.03)          (0.05)
                                                         ------          ------          ------         ------          ------
Net asset value, end of period ......................    $ 1.00          $ 1.00          $ 1.00         $ 1.00          $ 1.00
                                                         ======          ======          ======         ======          ======
Total return .......................................       0.19%           0.07%           0.35%          1.72%           3.05%
                                                         ======          ======          ======         ======          ======
Ratios and supplemental data:
      Net assets, end of period (in thousands) .....     $4,946          $7,898          $7,517         $8.464          $7,889
      Ratios to average net assets (annualized)(A):

         Expenses ..................................       1.08%           1.09%           1.16%           1.10%           1.10%
         Net investment income .....................       0.17%           0.07%           0.34%           1.72%           3.29%
         Decrease reflected in above ratio due to
           absorption of expenses by the Manager ...       0.17%           0.13%           0.07%           0.13%           0.06%

                              See accompanying notes
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                                      PAR
                                                                                                     AMOUNT            VALUE
                                                                                                    --------        ----------
                                                                                                     (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note B) - 9.74%
Goldman Sachs, 2.29%, Due 1/3/2005 .........................................................        $526,451        $  526,451
                                                                                                                    ----------
      TOTAL REPURCHASE AGREEMENTS ..........................................................                           526,451
                                                                                                                    ----------
EURODOLLAR TIME DEPOSITS - 12.02%
ABN AMRO Bank, 2.18%, Due 1/3/2005 .........................................................         250,000           250,000
Royal Bank of Canada, 2.125%, Due 1/3/2005 .................................................         200,000           200,000
Societe Generale, 2.25%, Due 1/3/2005 ......................................................         200,000           200,000
                                                                                                                    ----------
      TOTAL EURODOLLAR TIME DEPOSITS .......................................................                           650,000
                                                                                                                    ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 33.46%
Bank One, NA, 2.46%, Due 2/10/2005 .........................................................          25,000            25,007
Barclays Bank, 2.449%, Due 9/29/2005 .......................................................          50,000            49,968
Bayerische Landesbank, 2.21%, Due 5/9/2005 .................................................          75,000            75,011
BNP Paribas, 2.265%, Due 8/23/2005 .........................................................          65,000            64,976
Canadian Imperial Bank, 2.42%, Due 6/15/2005 ...............................................         100,000            99,985
Credit Lyonnais, 2.385%, Due 9/12/2005 .....................................................          97,000            96,956
Credit Suisse First Boston Corporation, 2.559%, Due 9/26/2005 ..............................         150,000           150,034
Fifth Third Bank, 2.21%, Due 11/14/2005 ....................................................         197,000           196,906
National City Bank,
   2.13%, Due 1/3/2005 .....................................................................         200,000           200,000
   2.19%, Due 5/9/2005 .....................................................................          50,000            50,002
Societe Generale, 2.045%, Due 1/30/2006 ....................................................          50,000            49,954
SouthTrust Bank,
   2.216%, Due 8/12/2005 ...................................................................         150,000           149,976
   2.549%, Due 9/29/2005 ...................................................................          64,000            64,017
   2.43%, 12/14/2005 .......................................................................          40,000            39,989
SunTrust Bank, 2.02%, Due 10/3/2005 ........................................................          55,500            55,514
Toronto Dominion Bank, 2.38%, 9/12/2005 ....................................................         100,000            99,952
UBS AG, 2.03%, Due 1/30/2006 ...............................................................          50,000            49,954
Unicredito Italiano, 2.439%, 12/19/2005 ....................................................         166,000           165,916
US Bank, NA, 2.485%, Due 12/29/2005 ........................................................         125,000           124,970
                                                                                                                    ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ...........................                         1,809,087
                                                                                                                    ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 5.55%
Goldman Sachs Group, 2.28%, Due 8/9/2005 ...................................................         300,000           300,000
      TOTAL VARIABLE RATE PROMISSORY NOTES .................................................                           300,000
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.77%
Metropolitan Life Insurance Company,
   2.48%, Due 11/21/2005 ...................................................................         100,000           100,000
   2.56%, Due 12/1/2005 ....................................................................          50,000            50,000
                                                                                                                    ----------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ...............................................                           150,000
                                                                                                                    ----------
MEDIUM-TERM NOTES - 36.28%

FIXED RATE - 5.41%

Bank of Scotland Treasury Services plc, 2.53%, Due 3/14/2005 ...............................         292,360           292,403
                                                                                                                    ----------
      TOTAL FIXED RATE .....................................................................                           292,403
                                                                                                                    ----------
VARIABLE RATE (Note D) - 30.87%

American Honda Finance Corporation,
   2.183%, Due 1/13/2005 ...................................................................          25,000            25,001
   2.386%, Due 2/11/2005 ...................................................................          10,000            10,002
   2.14%, Due 4/11/2005, 144A (Note C) .....................................................          60,000            60,021
   2.11%, Due 10/7/2005 ....................................................................          25,000            25,018
Caterpillar Financial Services, 2.35%, Due 8/15/2005 .......................................          71,000            71,038
Citigroup, Incorporated, 2.28%, Due 2/7/2005 ...............................................         170,965           170,983
Credit Suisse First Boston Corporation, 2.278%, Due 4/5/2005 ...............................          45,000            45,032

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT            VALUE
                                                                                                   --------        ----------
                                                                                                    (DOLLARS IN THOUSANDS)
General Electric Capital Corporation, 2.51%, Due 1/17/2006 .................................       $180,000        $  180,000
General Electric Company, 2.15%, Due 10/24/2005 ............................................         43,975            44,002
Merrill Lynch & Company, Incorporated,
   2.37%, Due 1/13/2005 ....................................................................        124,000           124,014
   2.37%, Due 1/18/2005 ....................................................................         20,000            20,003
Monumental Global Funding II, 144A (Note C)
   2.146%, Due 7/1/2005 ....................................................................         87,000            87,069
   2.06%, Due 7/6/2005 .....................................................................         55,000            55,015
Paccar Financial Corporation,
   2.04%, Due 4/15/2005 ....................................................................         35,000            35,001
   2.00%, Due 7/11/2005 ....................................................................         50,000            49,996
   2.44%, Due 9/16/2005 ....................................................................         40,000            39,993
Salomon Smith Barney Holdings, Incorporated, 2.086%, Due 4/1/2005 ..........................        100,000           100,030
Toyota Motor Credit Corporation,
   2.058%, Due 1/14/2005 ...................................................................         50,000            50,001
   2.266%, Due 2/11/2005 ...................................................................         50,000            50,002
   2.451%, Due 6/22/2005 ...................................................................         41,500            41,494
   2.02%, Due 10/7/2005 ....................................................................         70,000            70,007
   2.28%, Due 11/18/2005 ...................................................................         50,000            50,003
US Bancorp, 2.65%, Due 9/16/2005 ...........................................................         20,000            20,025
Wells Fargo and Company,
   2.57%, Due 3/24/2005 ....................................................................         80,000            80,015
   2.379%, Due 9/29/2005 ...................................................................         15,000            15,008
   2.373%, Due 1/13/2006, 144A (NOTE C) ....................................................        150,000           150,000
                                                                                                                   ----------
     TOTAL VARIABLE RATE ...................................................................                        1,668,773
                                                                                                                   ----------
      TOTAL MEDIUM-TERM NOTES ..............................................................                        1,961,176
                                                                                                                   ----------
TOTAL INVESTMENTS - 99.82% (Cost $5,396,714) ...............................................                        5,396,714
                                                                                                                   ----------
OTHER ASSETS, NET OF LIABILITIES - 0.18% ...................................................                            9,707
                                                                                                                   ----------
TOTAL NET ASSETS - 100% ....................................................................                       $5,406,421
                                                                                                                   ==========

-----------
Based on the cost of investments of $5,396,714 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Goldman Sachs, 4.50% - 6.50%, Due 11/1/2009 - 12/1/2034, Total Value - $536,980.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,105 or 6.51% of net assets.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT            VALUE
                                                                                                   --------        ----------
                                                                                                    (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note A) - 52.40%
Banc of America Securities, LLC, 2.23%, Due 1/4/2005 .......................................       $15,000           $ 15,000
Goldman Sachs, 2.29%, Due 1/3/2005 .........................................................        50,737             50,737
UBS Tri Party,
   2.20%, Due 1/3/2005 .....................................................................        45,000             45,000
   2.25%, Due 1/3/2005 .....................................................................        20,000             20,000
                                                                                                                     --------
      TOTAL REPURCHASE AGREEMENTS ..........................................................                          130,737
                                                                                                                     --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 53.45%
Federal Home Loan Bank,
   Discount Note, 2.15%, Due 1/21/2005 (Note B) ............................................         4,000              3,995
   Variable Rate Note, 1.11%, Due 7/26/2005 (Note C) .......................................        15,000             14,998
   Variable Rate Note, 1.10%, Due 8/2/2005 (Note C) ........................................        15,000             14,999
   Variable Rate Note, 0.993%, Due 10/5/2005 (Note C) ......................................         5,000              4,998
Federal Home Loan Mortgage Corporation,
   Discount Note, 2.29%, Due 1/24/2005 (Note B) ............................................         3,600              3,595
   Discount Note, 2.29%, Due 2/1/2005 (Note B) .............................................         5,000              4,990
   Agency Note, 3.875%, Due 2/15/2005 ......................................................        10,000             10,020
   Discount Note, 2.395%, Due 3/15/2005 (Note B) ...........................................        10,000              9,951
   Variable Rate Note, 1.085%, Due 9/9/2005 (Note C) .......................................         5,000              5,001
Federal National Mortgage Association,
   Discount Note, 2.30%, Due 2/4/2005 (Note B) .............................................         3,100              3,093
   Agency Note, 1.375%, Due 2/11/2005 ......................................................        20,000             19,980
   Discount Note, 2.40%, Due 2/23/2005 (Note B) ............................................         1,495              1,490
   Discount Note, 2.39%, Due 3/4/2005 (Note B) .............................................         5,000              4,979
   Variable Rate Note, 0.98%, Due 10/3/2005 (Note C) .......................................        10,000              9,995
   Variable Rate Note, 1.47%, Due 10/3/2005 (Note C) .......................................         6,300              6,297
   Variable Rate Note, 1.05%, Due 12/9/2005 (Note C) .......................................        15,000             14,992
                                                                                                                     --------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .............................................                          133,373
                                                                                                                     --------
TOTAL INVESTMENTS - 105.85% (COST $264,110) ................................................                          264,110
                                                                                                                     --------
LIABILITIES, NET OF OTHER ASSETS - (5.85%) .................................................                          (14,591)
                                                                                                                     --------
TOTAL NET ASSETS - 100% ....................................................................                         $249,519
                                                                                                                     ========

-----------
Based on the cost of investments of $264,110 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 4/1/2034, Total Value - $15,300; and Goldman Sachs, 5.50%, Due 2/1/2019 - 11/1/2034, Total Value - $51,751; and at JP Morgan Chase Bank for UBS Securities, LLC, 2.851 - 4.102%, Due 11/1/2033 - 12/1/2034, Total
    Value - $66,103.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT            VALUE
                                                                                                   --------        ----------
                                                                                                    (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (NOTE A) - 92.27%

ARIZONA - 4.82%
Industrial Development Authority of the City of Mesa, Arizona-Variable Rate Revenue
   Bonds-Series 199B (Discovery Health Systems), 1.99%, Due 1/1/2029, LOC MBIA .............       $1,700            $ 1,700
                                                                                                                     -------
      TOTAL ARIZONA ........................................................................                           1,700
                                                                                                                     -------
COLORADO - 9.35%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric
   Company Project), Bond Insurance - Ambac Assurance Corporation, 1.95%,
   Due 7/1/2010, SPA Societe Generale ......................................................        3,300              3,300
                                                                                                                     -------
      TOTAL COLORADO .......................................................................                           3,300
                                                                                                                     -------
FLORIDA - 5.19%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
   Series 2001 (University Cove Apartment Project), 2.02%, Due 6/15/2034,
   LOC SouthTrust Bank, NA .................................................................        1,830              1,830
                                                                                                                     -------
      TOTAL FLORIDA ........................................................................                           1,830
                                                                                                                     -------
ILLINOIS - 8.13%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
   (Countryside Landfill Inc. Project), 2.07%, Due 4/1/2021, LOC JP Morgan Chase Bank ......        1,070              1,070
Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
   (Avatar Corporation Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank .................        1,800              1,800
                                                                                                                     -------
      TOTAL ILLINOIS .......................................................................                           2,870
                                                                                                                     -------
INDIANA - 4.76%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
   (ND-Tech Corporation Project), 2.03%, Due 7/1/2009, LOC Societe Generale ................        1,000              1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds, Series 1991
   (Group Dekko Int'l Project), 2.05%, Due 12/1/2011, LOC Bank One .........................          680                680
                                                                                                                     -------
      TOTAL INDIANA ........................................................................                           1,680
                                                                                                                     -------
KENTUCKY - 5.99%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
   (North American Stainless, L.P.), 2.01%, Due 5/1/2031, LOC Fifth Third Bank ............        1,100               1,100
County of Breckinridge, Kentucky Association of Counties Leasing Trust, Lease Program
   Revenue Bonds, Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank ..........................        1,015               1,015
                                                                                                                     -------
      TOTAL KENTUCKY ......................................................................                            2,115
                                                                                                                     -------
LOUISIANA - 4.50%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
   (WPT Corporation Project), 2.05%, Due 12/1/2027, LOC JP Morgan Chase Bank ..............        1,589               1,589
                                                                                                                     -------
      TOTAL LOUISIANA .....................................................................                            1,589
                                                                                                                     -------
MARYLAND - 4.76%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I
   (The Grand), 2.01%, Due 6/1/2030, LOC Federal National Mortgage Association ............        1,680               1,680
                                                                                                                     -------
      TOTAL MARYLAND ......................................................................                            1,680
                                                                                                                     -------
MICHIGAN - 10.23%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
   Bond Insurance - Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA Lloyds TSB .......        1,000              1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds, Series A,
   2.01%, Due 12/1/2023, LOC National City Bank NA .........................................          775                775

                     See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT            VALUE
                                                                                                   --------         --------
                                                                                                    (DOLLARS IN THOUSANDS)
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
   Housing Revenue Refunding Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York ..............       $1,835            $ 1,835
                                                                                                                     -------
      TOTAL MICHIGAN .......................................................................                           3,610
                                                                                                                     -------
NEVADA - 2.83%
Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds-Series 2004
   (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank .......................        1,000              1,000
                                                                                                                     -------
      TOTAL NEVADA .........................................................................                           1,000
                                                                                                                     -------
NEW YORK - 2.83%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds, Series 1993C
   Adjustable Rate Fiscal Bonds, 2.10%, Due 6/15/2022, Bond Insurance - Financial
   Guaranty Insurance Company ..............................................................        1,000              1,000
                                                                                                                     -------
      TOTAL NEW YORK .......................................................................                           1,000
                                                                                                                     -------
OHIO - 4.82%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
   (Waste Management, Incorporated Project), 2.09%, Due 7/1/2020, LOC Fleet National Bank ..        1,700              1,700
                                                                                                                     -------
      TOTAL OHIO ...........................................................................                           1,700
                                                                                                                     -------
PENNSYLVANIA - 8.32%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
   Series 1995 (Grafika Commerial Printing Inc.), 2.09%, Due 9/1/2010,
   LOC First Union National Bank ...........................................................        1,035              1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 2.05%,
   Due 12/1/2016, LOC PNC Bank, NA .........................................................          900                900
Delaware Valley, Pennsylvania Regional Finance Authority
   (Bucks, Chester, Delaware and Montgomery Counties)-Local Government Revenue Bonds-
   Series 1986 (Bi-Modal Multi-Term Format/Mode 1 Bonds), 1.98%, Due 8/1/2016,
   LOC Toronto Domion ......................................................................        1,000              1,000
                                                                                                                     -------
      TOTAL PENNSYLVANIA ...................................................................                           2,935
                                                                                                                     -------
TEXAS - 12.48%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
   Series 2002 (Republic Waste Services of Texas, Ltd. Project), 2.05%, Due 12/1/2024,
   LOC Bank of America Corporation .........................................................        1,500              1,500
City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
   Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 2.03%,
   Due 9/1/2031, LOC Bank One ..............................................................        1,200              1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
   Series 2002 (Waste Corporation of Texas, L.P. Project), 2.04%, Due 9/1/2022,
   LOC - Wells Fargo Texas .................................................................        1,705              1,705
                                                                                                                     -------
      TOTAL TEXAS ..........................................................................                           4,405
                                                                                                                     -------
UTAH - 3.26%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
   (Holman, Inc..Project), 2.05%, Due 8/1/2031, LOC Wachovia Bank, NA ......................        1,150              1,150
                                                                                                                     -------
      TOTAL UTAH ...........................................................................                           1,150
                                                                                                                     -------
      TOTAL MUNICIPAL OBLIGATIONS ..........................................................                          32,564
                                                                                                                     -------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                                    SHARES            VALUE
                                                                                                   --------        ----------
                                                                                                    (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 7.54%
Dreyfus Municipal Cash Management Plus, Inc.................................................          42,044          $    42
Federated Municipal Obligations Fund .......................................................       1,563,186            1,563
BlackRock Provident MuniCash Fund ..........................................................       1,056,159            1,056
                                                                                                                      -------
      TOTAL OTHER INVESTMENTS ..............................................................                            2,661
                                                                                                                      -------
TOTAL INVESTMENTS - 99.81% (COST $35,225) ..................................................                           35,225
                                                                                                                      -------
OTHER ASSETS, NET OF LIABILITIES - 0.19% ...................................................                               69
                                                                                                                      -------
TOTAL NET ASSETS - 100% ....................................................................                          $35,294
                                                                                                                      =======

-----------
Based on the cost of investments of $35,225 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                                 U.S. GOVERNMENT        MUNICIPAL
                                                                              MONEY MARKET         MONEY MARKET       MONEY MARKET
                                                                              ============       ===============      ============
                                                                                                  (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,870,263,
      $133,373 and $35,225, respectively) .............................        $4,870,263            $133,373            $35,225
   Repurchase agreements (cost - $526,451,
      $130,737 and $0 respectively) ...................................           526,451             130,737                  -
   Dividends and interest receivable ..................................            10,311                 443                 77
                                                                               ----------            --------            -------
         TOTAL ASSETS .................................................         5,407,025             264,553             35,302
                                                                               ----------            --------            -------
LIABILITIES:
   Payable for investments purchased ..................................                 -              15,000                  -
   Management and investment advisory fees payable (Note 2) ........                  422                  22                  4
   Other liabilities ...................................................              182                  12                  4
                                                                               ----------            --------            -------
         TOTAL LIABILITIES ............................................               604              15,034                  8
                                                                               ----------            --------            -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ..............        $5,406,421            $249,519            $35,294
                                                                               ==========            ========            =======

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                                 U.S. GOVERNMENT        MUNICIPAL
                                                                              MONEY MARKET         MONEY MARKET       MONEY MARKET
                                                                              ============       ===============      ============
                                                                                                  (IN THOUSANDS)
INVESTMENT INCOME:
   Interest income ....................................................        $77,015               $3,739              $511
                                                                               -------               ------              ----
      TOTAL INVESTMENT INCOME .........................................         77,015                3,739               511
                                                                               -------               ------              ----
EXPENSES:
   Management and investment advisory fees (Note 2) ...................          5,461                  265                41
   Custodian fees .....................................................            382                   19                 3
   Professional fees...................................................            132                    3                 1
   Other expenses......................................................            125                   11                 2
                                                                               -------               ------              ----
      TOTAL EXPENSES ..................................................          6,100                  298                47
                                                                               -------               ------              ----
NET INVESTMENT INCOME .................................................         70,915                3,441               464
                                                                               -------               ------              ----
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...................................            208                   15                 -
                                                                               -------               ------              ----
      NET GAIN ON INVESTMENTS .........................................            208                   15                 -
                                                                               -------               ------              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................        $71,123               $3,456              $464
                                                                               =======               ======              ====

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                      U.S..GOVERNMENT            MUNICIPAL
                                                           MONEY MARKET                 MONEY MARKET            MONEY MARKET
                                                      =======================      =======================  =======================
                                                      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                                                      =======================      =======================  =======================
                                                        2004           2003          2004           2003       2004        2003
                                                      --------       --------      --------       --------   --------   ----------
                                                                                         (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .......................   $     70,915   $     52,671   $     3,441   $     3,099   $    464   $     496
   Net realized gain on investments ............            208             42            15             9          -           -
                                                   ------------   ------------   -----------   -----------   --------   ---------
      TOTAL INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS .......................         71,123         52,713         3,456         3,108        464         496
                                                   ------------   ------------   -----------   -----------   --------   ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions ...............................     59,602,193     55,478,689     1,351,736     1,085,963     56,379      81,957
   Withdrawals .................................    (59,216,512)   (57,817,456)   (1,340,743)   (1,324,638)   (61,336)   (154,776)
                                                   ------------   ------------   -----------   -----------   --------   ---------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM TRANSACTIONS IN
         INVESTORS' BENEFICIAL INTERESTS .......        385,681     (2,338,767)       10,993      (238,675)    (4,957)    (72,819)
                                                   ------------   ------------   -----------   -----------   --------   ---------
      NET INCREASE (DECREASE) IN NET ASSETS ....        456,804     (2,286,054)       14,449      (235,567)    (4,493)    (72,323)
                                                   ------------   ------------   -----------   -----------   --------   ---------
NET ASSETS:
   Beginning of period .........................      4,949,617      7,235,671       235,070       470,637     39,787     112,110
                                                   ------------   ------------   -----------   -----------   --------   ---------
   END OF PERIOD ...............................   $  5,406,421   $  4,949,617   $   249,519   $   235,070   $ 35,294   $  39,787
                                                   ============   ============   ===========   ===========   ========   =========

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                        MONEY MARKET
                                                                     ================================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ================================================
                                                                      2004       2003       2002       2001      2000
                                                                     ------     ------     ------     ------    ------
Total return  ..................................................      1.34%      1.13%      1.81%      4.30%      N/A
Ratios to average net assets (annualized):
   Expenses ....................................................      0.11%      0.11%      0.11%      0.11%     0.11%
   Net investment income .......................................      1.30%      1.14%      1.81%      3.95%     6.40%

                              See accompanying notes
--------------------------------------------------------------------------------

                                                                     ================================================
                                                                                U.S. GOVERNMENT MONEY MARKET
                                                                     ================================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ================================================
                                                                      2004       2003       2002       2001      2000
                                                                     ------     ------     ------     ------    ------
Total return  ..................................................      1.30%      1.11%      1.74%      4.24%      N/A
Ratios to average net assets (annualized):
   Expenses ....................................................      0.11%      0.12%      0.12%      0.11%     0.13%
   Net investment income .......................................      1.30%      1.13%      1.71%      3.99%     6.27%

                                                                     ================================================
                                                                                   MUNICIPAL MONEY MARKET
                                                                     ================================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ================================================
                                                                      2004       2003       2002       2001      2000
                                                                     ------     ------     ------     ------    ------
Total return  ..................................................      1.18%      1.08%      1.39%      2.71%      N/A
Ratios to average net assets (annualized):
   Expenses ....................................................      0.11%      0.12%      0.12%      0.13%     0.13%
   Net investment income .......................................      1.14%      1.05%      1.39%      2.71%     4.05%

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

   Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

   Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

   Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

   Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

   Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES
   Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

   Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the year ended December 31, 2004, the Money Market Portfolio earned $1,070 under the credit facility. This amount is included in interest income on the financial statements.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.   SUBSEQUENT EVENT

     Subsequent to December 31, 2004, the AMR Investment Services Money Market Portfolios will become the American Beacon Master Money Market Portfolios. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)
================================================================================

   A special meeting of shareholders of the American AAdvantage Mileage Funds (the "Trust") was held on August 11, 2004. The meeting related to each series of the Trust (the "Funds"). The purpose of the meeting was to consider proposals regarding: (i) re-election of the five current Trustees and the election of three additional Trustees and (ii) changes to certain fundamental investment policies of the Funds. The Funds currently operate under a "master-feeder" structure, pursuant to which a Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (each a "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Fund. Interestholders of the AMR Trust, including the Funds, held a separate meeting to elect Trustees and to vote on proposed changes to certain fundamental investment policies of the Portfolios. In addition, the interestholders voted on whether to approve a Conversion Agreement pursuant to which the AMR Trust would convert from a New York common trust to a Massachusetts business trust. Shareholders of each Fund were asked to provide voting instructions to the AMR Trust meeting. Each Fund cast its votes at the AMR Trust meeting in the same proportion as the votes cast by the Fund's shareholders.

   Proposals 1, 3 and 5 were Trust-level matters and therefore required a majority of the shareholders of the Trust to vote to achieve a quorum. Proposals 2 and 4 were Fund-level matters and therefore required a majority of the shareholders of a Fund to vote to achieve a quorum for that Fund. A quorum of the Trust was present for Proposals 1 and 3, and each proposal was approved by shareholders. A quorum of each Fund was present for Proposals 2 and 4, but there were not enough votes in favor of either proposal for shareholder approval. A quorum of the Trust was present for Proposal 5, but there were not enough votes in favor of the proposal for shareholder approval.

   Proposals 2, 4 and 5 were adjourned to a second special meeting of shareholders on August 24, 2004. A quorum was not present for the Money Market Mileage Fund with respect to Proposals 2 and 4 at the August 24th meeting, so those matters were adjourned to a third special meeting of shareholders on September 17, 2004. A quorum of the Municipal Money Market Mileage Fund was present for Proposals 2 and 4, and each proposal was approved by shareholders. A quorum of the U.S. Government Money Market Mileage Fund was present for Proposals 2 and 4, but there were not enough votes in favor of the proposals for shareholder approval, so these matters were adjourned to the September 17th meeting. A quorum of the Trust was present for Proposal 5, but the votes were not recorded and the Trust adjourned this matter to the September 17th meeting to coincide with the other Fund-level matters.

   At the September 17th meeting, a quorum was present for the Money Market and U.S. Government Money Market Mileage Funds, and Proposals 2 and 4 were approved by shareholders. In addition, a quorum of the Trust was present for Proposal 5, and that proposal was approved by shareholders.

   The final voting results for each Proposal are presented in the following tables.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(1)     Elected the following Trustees to the Trust's Board of Trustees:
        W. Humphrey Bogart, Brenda A. Cline, Alan D. Feld, Richard A. Massman, Stephen D. O'Sullivan, William F. Quinn, R. Gerald Turner, and Kneeland Youngblood.

                                         TRUST
                         --------------------------------------
                               FOR                  WITHHELD
                         ---------------         --------------
    Bogart               485,761,169.970         14,175,608.310
     Cline               485,840,669.580         14,096,108.700
      Feld               485,768,794.580         14,167,983.700
   Massman               485,920,543.160         14,016,235.120
O'Sullivan               485,675,209.770         14,261,568.510
     Quinn               493,496,471.580          6,440,306.700
    Turner               485,948,063.160         13,988,715.120
Youngblood               485,751,207.970         14,185,570.310

(2)(a) Approved a change to the fundamental investment limitation on investments in commodities.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        184,719,998.830           21,400,793.440           8,764,761.000
Against         32,841,412.920            2,100,562.900           2,185,854.730
Abstain         19,085,055.570             135,360.020             689,331.760

(2)(b) Approved a change to the fundamental investment limitation on lending securities.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        186,955,644.160           21,464,033.440           9,060,151.210
Against         30,631,926.630            2,037,322.980           1,857,027.520
Abstain         19,058,896.530             135,360.020             722,768.760

(2)(c) Approved the deletion of the fundamental investment limitation on affiliated transactions.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        183,889,877.560           22,357,864.440           7,386,121.770
Against         33,180,776.050            1,143,491.900           3,084,106.230
Abstain         19,575,813.710             135,360.020            1,169,719.490

(2)(d) Approved a change to the fundamental investment limitation on the issuance of senior securities.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        187,860,594.140           22,354,331.440           8,861,991.210
Against         29,246,990.650            1,142,581.900           2,088,625.520
Abstain         19,538,882.530             139,803.020             689,330.760

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(2)(e)  Approved a change to the fundamental investment limitation on borrowing.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        186,449,467.780           22,383,366.440           8,632,266.259
Against         30,937,948.620            1,117,989.900           2,318,349.440
Abstain         19,259,050.920             135,360.020             689,331.760

(2)(f) Approved a change to the fundamental investment limitation on concentration of investments in the banking industry.

                  MONEY MKT
               ---------------
    For        187,033,381.860
Against         30,418,081.930
Abstain         19,195,003.530

(3) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Investment Services Trust (the "AMR Trust") to elect a Board of Trustees.

                                         TRUST
                         --------------------------------------
                               FOR                  WITHHELD
                         ---------------         --------------
    Bogart               492,086,091.060         7,850,687.220
     Cline               492,086,091.060         7,850,687.220
      Feld               492,013,107.670         7,923,670.610
   Massman               492,013,107.670         7,923,670.610
O'Sullivan               492,000,738.860         7,936,039.420
     Quinn               493,013,107.670         7,923,670.610
    Turner               492,073,722.250         7,863,056.030
Youngblood               492,073,722.250         7,863,056.030

(4)(a) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on investments in commodities with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        183,836,045.990           21,316,607.520           6,695,873.860
Against         32,353,595.270            2,188,792.820           2,220,001.650
Abstain         20,456,826.060             131,316.020            2,724,071.980

(4)(b) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on lending securities with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        185,184,553.860           21,379,848.520           6,750,667.070
Against         30,914,585.790            2,125,551.820           2,131,773.440
Abstain         20,547,327.670             131,316.020            2,757,506.980

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(4)(c) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve the deletion of the fundamental investment limitation on affiliated transactions with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        183,391,146.660           22,273,678.520           5,959,691.970
Against         32,674,327.810            1,231,721.820           2,802,745.810
Abstain         20,580,992.850             131,316.020            2,877,509.710

(4)(d) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on the issuance of senior securities with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        186,230,540.300           22,274,589.520           6,973,104.070
Against         29,573,739.350            1,230,810.820           2,122,772.440
Abstain         20,842,187.670             131,316.020            2,724,070.980

(4)(e) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on borrowing with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT              MUNI MONEY MKT           GOV MONEY MKT
               ---------------           --------------           -------------
    For        184,870,982.530           22,299,180.520           6,598,238.070
Against         31,194,123.730            1,206,219.820           2,317,637.440
Abstain         20,581,361.060             131,316.020            2,724,071.980

(4)(f) Authorized the Trust, on behalf of the Money Market Mileage Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on concentration of investments in the banking industry with respect to the corresponding portfolio of the AMR Trust.

                  MONEY MKT
               ---------------
    For        186,601,316.180
Against         29,818,692.550
Abstain         20,226,458.590

(5) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a Conversion Agreement.

                    TRUST
               ---------------
    For        218,765,659.330
Against         29,259,459.600
Abstain         23,898,012.240

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED                  PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH EACH TRUST                           AND CURRENT DIRECTORSHIPS
---------------------        -----------------                 -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (56)       President and       President (1986-Present) and Director (2001-Present), AMR Investment
                            Trustee since 1995    Services, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-
                                                  Present), American Airlines Federal Credit Union; Director, Crescent Real
                                                  Estate Equities, Inc. (1994-Present); Director, Pritchard, Hubble & Herr, LLC
                                                  (investment adviser) (2001-Present); Director of Investment Committee,
                                                  Methodist University Endowment Fund (1996-Present); Member of
                                                  Advisory Board, Southern Methodist University Cox School of Business
                                                  (1999-2002); Member of Pension Manager Committee, New York Stock
                                                  Exchange (1997-1998, 2000-2002); Vice Chairman, Committee for the
                                                  Investment of Employee Benefits (2004-Present); Chairman of Defined
                                                  Benefit Sub-Committee, Committee for the Investment of Employee Benefits
                                                  (1982-2004); Director, United Way of Metropolitan Tarrant County (1988-
                                                  2000, 2004-Present); Trustee, American AAdvantage Select Funds (1999-
                                                  Present); Trustee, American AAdvantage Funds (1987-Present).

Alan D. Feld** (68)         Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                  Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
                                                  Properties, Inc. (1994-Present); Trustee, American AAdvantage Select Funds
                                                  (1999-Present); Trustee, American AAdvantage Funds (1996-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

W. Humphrey Bogart (60)     Trustee since 2004    Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                  (1998-2003); Board Member, Baylor University Medical Center Foundation
                                                  (1992-2004); Trustee, American AAdvantage Select Funds (2004-Present);
                                                  Trustee, American AAdvantage Funds (2004-Present).

Brenda A. Cline (44)        Trustee since 2004    Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art
                                                  Foundation (1993-Present); Trustee, Texas Christian University (1998-
                                                  Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children's
                                                  Health Foundation) (2001-Present); Trustee, American AAdvantage Select
                                                  Funds (2004-Present); Trustee, American AAdvantage Funds (2004-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - CONTINUED
(Unaudited)
================================================================================

                                   POSITION, TERM OF
                                   OFFICE AND LENGTH
                                     OF TIME SERVED                PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS               WITH EACH TRUST                         AND CURRENT DIRECTORSHIPS
---------------------              -----------------               -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Richard A. Massman (61)           Trustee since 2004   Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                       (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American AAdvantage
                                                       Select Funds (2004-Present); Trustee, American AAdvantage Mileage Funds
                                                       (2004-Present).

Stephen D. O'Sullivan (69)        Trustee since 1995   Consultant (1994-Present); Trustee, American AAdvantage Select Funds
                                                       (1999-Present); Trustee, American AAdvantage Funds (1987-Present).

R. Gerald Turner (59)             Trustee since 2001   President, Southern Methodist University (1995-Present); Director, ChemFirst
225 Perkins Admin. Bldg.                               (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director,
Southern Methodist Univ.                               California Federal Preferred Capital Corp. (2001-2003); Director, Kronus
Dallas, Texas 75275                                    Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First
                                                       Broadcasting Investment Partners, LLC (2003-Present); Member, United
                                                       Way of Dallas Board of Directors; Member, Salvation Army of Dallas
                                                       Board of Directors; Member, Methodist Hospital Advisory Board; Member,
                                                       Knight Commission on Intercollegiate Athletics; Trustee, American
                                                       AAdvantage Select Funds (2001-Present); Trustee, American AAdvantage
                                                       Funds (2001-Present).

Kneeland Youngblood (49)          Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                     (1998-Present); Director, Burger King Corporation (2004-Present);
Suite 1740                                             Trustee, The Hockaday School (1997-Present); Director, Starwood Hotels
Dallas, Texas 75201                                    and Resorts (2001-Present); Member, Council on Foreign Relations
                                                       (1995-Present); Director, Just For the Kids (1995-2001); Director, L&B
                                                       Realty Advisors (1998-2000); Trustee, Teachers Retirement System of
                                                       Texas (1993-1999); Director, Starwood Financial Trust (1998-2001);
                                                       Trustee, St. Mark's School of Texas (2002-Present); Trustee, American
                                                       AAdvantage Select Funds (1999-Present); Trustee, American AAdvantage
                                                       Funds (1996-Present).

OFFICERS
                                        TERM
                                        ----
                                      One Year

Brian E. Brett (44)                 VP since 2004      Vice President, Director of Sales, AMR Investment Services, Inc. (2004-
                                                       Present); Regional Vice President, Neuberger Berman, LLC (investment adviser) (1996-2004).

Nancy A. Eckl (42)                  VP since 1995      Vice President, Trust Investments, AMR Investment Services, Inc.
                                                       (1990-Present).

Michael W. Fields (50)              VP since 1995      Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                       (1988-Present).

Barry Y. Greenberg (41)           VP since 1995 and    Vice President, Legal, Compliance and Administration, AMR Investment
                                   Secretary since     Services, Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                        2004           (investment adviser) (2004-Present).

Rebecca L. Harris (38)             Treasurer since     Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - CONTINUED
(Unaudited)
================================================================================

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED                  PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH EACH TRUST                           AND CURRENT DIRECTORSHIPS
---------------------        -----------------                 -------------------------------------------
OFFICERS (CONT.)
John B. Roberson (46)       VP since 1995         Vice President, Client Relations & Special Projects, AMR Investment
                                                  Services, Inc. (2004-Present); Vice President, Director of Sales, AMR
                                                  Investment Services, Inc. (1991-2004); Director, Pritchard, Hubble & Herr,
                                                  LLC (investment adviser) (2001-Present).

-----------
* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the AMR
   Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o  information we receive from you on applications or other forms;

o  information about your transactions with us or our service providers; and

o  information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   [LOGO OF AMERICAN AADVANTAGE MILEAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
================================================================================

DELIVERY OF DOCUMENTS
To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi- Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

     [LOGO OF KEYBOARD]                                          [LOGO OF MOUSE]
         BY E-MAIL:                                              ON THE INTERNET:
American_AAdvantage.Funds@aa.com                      Visit our website at www.aafunds.com

[LOGO OF TELEPHONE]                                               [LOGO OF BOX]
   BY TELEPHONE:                                                     BY MAIL:

  Mileage Class(R)      Platinum Classs(SM)                       Mileage Class(R)                  Platinum Classs(SM)
  ----------------      -------------------                       ----------------                  -------------------
Call (800) 388-3344     Call (800) 967-9009                   American AAdvantage Funds         American AAdvantage Funds
                                                                  P.O. Box 219643            4151 Amon Carter Blvd., MD 2450
                                                              Kansas City, MO 64121-9643           Fort Worth, TX 76155

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.aafunds.com) approximately thirty days after the end of each fiscal quarter.

                AVAILIABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN                      TRANSFER AGENT                    INDEPENDENT REGISTERED        DISTRIBUTOR
STATE STREET BANK AND TRUST    BOSTON FINANCIAL DATA SERVICES    PUBLIC ACCOUNTING FIRM        FORESIDE FUND SERVICES
Boston, Massachusetts          Kansas City, Missouri             ERNST & YOUNG LLP             Portland, Maine
                                                                 Chicago, Illinois

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc. is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

533226

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's audit committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $12,163         12/31/2003
 $15,112         12/31/2004

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2003
       $0                12/31/2004

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $3,000*       12/31/2003
 $0            12/31/2004

* For review of 2002 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2003
     $0              12/31/2004

(e)(1) Pursuant to its charter, the Trust's audit committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

     - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trust's financial statements, and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;
     - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trust, an investment adviser to any series of the Trust or any entity controlling, controlled by, or under common control with an investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;
     - to review the arrangements for and scope of the annual audit and any special audits; and
     - to review and approve the fees proposed to be charged to the Trust by the auditors for each audit and non-audit service.

The audit committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $3,000       $0                     N/A                     12/31/2003
  $0           $0                     N/A                     12/31/2004

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PUCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
     William F. Quinn
      President

Date: March 9, 2005


By /s/ Rebecca l. Harris
   ---------------------
     Rebecca L. Harris
     Treasurer

Date: March 9, 2005